CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF INCOME
NET SALES	R$ 67,026,656	R$ 68,916,447	R$ 82,412,210
Cost of sales	(57,823,416)	(57,583,992)	(63,661,156)
GROSS PROFIT	9,203,240	11,332,455	18,751,054
Selling expenses	(762,560)	(716,195)	(733,026)
General and administrative expenses	(1,404,059)	(1,491,441)	(1,454,592)
Other operating income	306,426	1,033,506	246,313
Other operating expenses	(999,002)	(522,476)	(210,042)
Recovery of Eletrobras Compulsory Loan	100,860
Results in operations with joint ventures	808,367
Impairment of financial assets	(30,910)	(10,728)	(81)
Impairment of assets	(199,627)
Equity in earnings of unconsolidated companies	464,467	827,606	1,151,827
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	7,487,202	10,452,727	17,751,453
Financial income	726,154	903,019	606,362
Financial expenses	(1,508,339)	(1,396,789)	(1,563,158)
Exchange variations, net	(1,064,401)	(850,375)	(974,709)
Tax credits monetary update		253,002
(Losses) Gains on financial instruments, net	(176,901)	(14,979)	39,079
INCOME BEFORE TAXES	5,463,715	9,346,605	15,859,027
Current	(1,159,640)	(1,810,459)	(3,709,414)
Deferred	294,987	837	(670,061)
Income and social contribution taxes	(864,653)	(1,809,622)	(4,379,475)
NET INCOME	4,599,062	7,536,983	11,479,552
ATTRIBUTABLE TO:
Owners of the parent	4,566,317	7,501,565	11,425,512
Non-controlling interests	32,745	35,418	54,040
NET INCOME	4,599,062	7,536,983	11,479,552
Preferred shares
ATTRIBUTABLE TO:
Owners of the parent	R$ 2,992,259	R$ 4,925,549	R$ 7,559,468
EARNINGS PER SHARE
Basic earnings per share - (R$)	R$ 2.18	R$ 3.57	R$ 5.36
Diluted earnings per share - (R$)	R$ 2.18	R$ 3.56	R$ 5.34
Common shares
ATTRIBUTABLE TO:
Owners of the parent	R$ 1,574,058	R$ 2,576,016	R$ 3,866,044
EARNINGS PER SHARE
Basic earnings per share - (R$)	R$ 2.18	R$ 3.57	R$ 5.36
Diluted earnings per share - (R$)	R$ 2.18	R$ 3.56	R$ 5.34